Warrants for Stock - Schedule of Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Shares Underlying Warrants
Beginning balance (in shares)	27,766
Ending balance (in shares)	223,556	27,766
Warrants
Number of Shares Underlying Warrants
Beginning balance (in shares)	292,308	240,685
Granted (in shares)	291,011	58,226
Exercised (in shares)	0	0
Canceled (in shares)	(55,952)	(6,603)
Ending balance (in shares)	527,367	292,308
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 11.71	$ 18.01
Granted (in dollars per share)	2.74	5.27
Exercised (in dollars per share)	0.00	0.00
Canceled (in dollars per share)	23.27	21.78
Ending balance (in dollars per share)	$ 5.53	$ 11.71